UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-22125

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Javelin Exchange-Traded Trust

(Exact name of registrant as specified in charter)

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33 Witherspoon Street, Suite 210

Princeton, NJ 08542

(Address of principal executive offices) (Zip code)

Brinton W. Frith

Javelin Investment Management. LLC

33 Witherspoon Street, Suite 210

Princeton, NJ 08542

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Registrant's telephone number, including area code: (609) 356-0800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.

Proxy Voting Record

Javelin Exchange-Traded Trust is an open-end management investment company consisting of 1 portfolio (the “Fund”). During the reporting period, the Fund did not hold any portfolio securities entitled to vote at any shareholder meeting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JAVELIN EXCHANGE-TRADED TRUST

By (Signature and Title)	/s/ BRINTON W. FRITH
Brinton W. Frith, Chairman

Date:	August 24, 2009